Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

November 2, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for the Golden Large Cap Core Fund and the Golden Small Cap Core Fund dated November 1, 2010, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 28, 2010 (accession number 0000315774-10-000311).

Questions related to this filing should be directed to my attention at (207) 347-2025.

Sincerely,

/s/ Lina Bhatnagar

Lina Bhatnagar
Secretary to the Registrant

cc: Francine J. Rosenberger, Esq.